2) Significant accounting practices (Details 1)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Financial Sector - Brazil [Member] | Agora Corretora de Titulos e Valores Mobiliarios S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Agora Corretora de Titulos e Valores Mobiliarios S.A.	Agora Corretora de Titulos e Valores Mobiliarios S.A.
Activity		Brokerage	Brokerage
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Banco Bradescard S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Banco Bradescard S.A.	Banco Bradescard S.A.
Activity		Cards	Cards
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Banco Bradesco BBI S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie	[1]	Banco Bradesco BBI S.A.	Banco Bradesco BBI S.A.
Activity	[1]	Investment bank	Investment bank
Shareholding interest (%)	[1]	100.00%	99.96%
Financial Sector - Brazil [Member] | Banco Bradesco BERJ S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Banco Bradesco BERJ S.A.	Banco Bradesco BERJ S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Banco Bradesco Financiamentos S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Banco Bradesco Financiamentos S.A.	Banco Bradesco Financiamentos S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Banco Losango S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Banco Losango S.A.	Banco Losango S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Bradesco Administradora de Consorcios Ltda. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco Administradora de Consorcios Ltda.	Bradesco Administradora de Consorcios Ltda.
Activity		Consortium management	Consortium management
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Bradesco Leasing S.A. Arrendamento Mercantil [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco Leasing S.A. Arrendamento Mercantil	Bradesco Leasing S.A. Arrendamento Mercantil
Activity		Leases	Leases
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Bradesco-Kirton Corretora de Cambio S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco-Kirton Corretora de Cambio S.A.	Bradesco-Kirton Corretora de Cambio S.A.
Activity		Exchange Broker	Exchange Broker
Shareholding interest (%)		99.97%	99.97%
Financial Sector - Brazil [Member] | Bradesco S.A. Corretora de Titulos e Valores Mobiliarios [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco S.A. Corretora de Titulos e Valores Mobiliarios	Bradesco S.A. Corretora de Titulos e Valores Mobiliarios
Activity		Brokerage	Brokerage
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | BRAM - Bradesco Asset Management S.A. DTVM [Member]
Statement Line Items [Line Items]
Subsidiarie		BRAM - Bradesco Asset Management S.A. DTVM	BRAM - Bradesco Asset Management S.A. DTVM
Activity		Asset management	Asset management
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Kirton Bank S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Kirton Bank S.A.	Kirton Bank S.A.
Activity		Banking	Banking
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Brazil [Member] | Tempo Servicos Ltda. [Member]
Statement Line Items [Line Items]
Subsidiarie		Tempo Servicos Ltda.	Tempo Servicos Ltda.
Activity		Services	Services
Shareholding interest (%)		100.00%	100.00%
Financial Sector - Overseas [Member] | Banco Bradesco Argentina S.A.U. [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Banco Bradesco Argentina S.A.U.	Banco Bradesco Argentina S.A.U.
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas [Member] | Banco Bradesco Europa S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Banco Bradesco Europa S.A.	Banco Bradesco Europa S.A.
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas [Member] | Banco Bradesco S.A. Grand Cayman Branch [Member]
Statement Line Items [Line Items]
Subsidiarie	[2],[3]	Banco Bradesco S.A. Grand Cayman Branch	Banco Bradesco S.A. Grand Cayman Branch
Activity	[2],[3]	Banking	Banking
Shareholding interest (%)	[2],[3]	100.00%	100.00%
Financial Sector - Overseas [Member] | Banco Bradesco S.A. New York Branch [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Banco Bradesco S.A. New York Branch	Banco Bradesco S.A. New York Branch
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas [Member] | Bradesco Securities, Inc. [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Bradesco Securities, Inc.	Bradesco Securities, Inc.
Activity	[2]	Brokerage	Brokerage
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas [Member] | Bradesco Securities, UK. Limited [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Bradesco Securities, UK. Limited	Bradesco Securities, UK. Limited
Activity	[2]	Brokerage	Brokerage
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas [Member] | Bradesco Securities, Hong Kong Limited [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Bradesco Securities, Hong Kong Limited	Bradesco Securities, Hong Kong Limited
Activity	[2]	Brokerage	Brokerage
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas [Member] | Cidade Capital Markets Ltd. [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Cidade Capital Markets Ltd.	Cidade Capital Markets Ltd.
Activity	[2]	Banking	Banking
Shareholding interest (%)	[2]	100.00%	100.00%
Financial Sector - Overseas [Member] | Bradescard Mexico, sociedad de Responsabilidad Limitada [Member]
Statement Line Items [Line Items]
Subsidiarie	[4]	Bradescard Mexico, sociedad de Responsabilidad Limitada	Bradescard Mexico, sociedad de Responsabilidad Limitada
Activity	[4]	Cards	Cards
Shareholding interest (%)	[4]	100.00%	100.00%
Financial Sector - Overseas [Member] | Bac Florida Bank [Member]
Statement Line Items [Line Items]
Subsidiarie	[5]	Bac Florida Bank	Bac Florida Bank
Activity	[5]	Banking	Banking
Shareholding interest (%)	[5]	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil [Member] | Atlantica Companhia de Seguros [Member]
Statement Line Items [Line Items]
Subsidiarie		Atlantica Companhia de Seguros	Atlantica Companhia de Seguros
Activity		Insurance	Insurance
Shareholding interest (%)		100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil [Member] | Bradesco Auto/RE Companhia de Seguros [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco Auto/RE Companhia de Seguros	Bradesco Auto/RE Companhia de Seguros
Activity		Insurance	Insurance
Shareholding interest (%)		100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil [Member] | Bradesco Capitalizacao S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco Capitalizacao S.A.	Bradesco Capitalizacao S.A.
Activity		Capitalization bonds	Capitalization bonds
Shareholding interest (%)		100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil [Member] | Bradesco Saude S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco Saude S.A.	Bradesco Saude S.A.
Activity		Insurance/health	Insurance/health
Shareholding interest (%)		100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil [Member] | Bradesco Seguros S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco Seguros S.A.	Bradesco Seguros S.A.
Activity		Insurance	Insurance
Shareholding interest (%)		99.96%	99.96%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil [Member] | Bradesco Vida e Previdencia S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradesco Vida e Previdencia S.A.	Bradesco Vida e Previdencia S.A.
Activity		Pension plan/Insurance	Pension plan/Insurance
Shareholding interest (%)		100.00%	100.00%
Insurance, Pension Plan and Capitalization Bond Sector - In Brazil [Member] | Odontoprev S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie	[6]	Odontoprev S.A.	Odontoprev S.A.
Activity	[6]	Dental care	Dental care
Shareholding interest (%)	[6]	50.01%	50.01%
Insurance - Overseas [Member] | Bradesco Argentina de Seguros S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie	[2],[6]	Bradesco Argentina de Seguros S.A.	Bradesco Argentina de Seguros S.A.
Activity	[2],[6]	Insurance	Insurance
Shareholding interest (%)	[2],[6]	99.98%	99.98%
Other Activities - Brazil [Member] | Andorra Holdings S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Andorra Holdings S.A.	Andorra Holdings S.A.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Other Activities - Brazil [Member] | Bradseg Participacoes S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradseg Participacoes S.A.	Bradseg Participacoes S.A.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Other Activities - Brazil [Member] | Bradescor Corretora de Seguros Ltda. [Member]
Statement Line Items [Line Items]
Subsidiarie		Bradescor Corretora de Seguros Ltda.	Bradescor Corretora de Seguros Ltda.
Activity		Insurance Brokerage	Insurance Brokerage
Shareholding interest (%)		100.00%	100.00%
Other Activities - Brazil [Member] | BSP Empreendimentos Imobiliarios S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		BSP Empreendimentos Imobiliarios S.A.	BSP Empreendimentos Imobiliarios S.A.
Activity		Real estate	Real estate
Shareholding interest (%)		100.00%	100.00%
Other Activities - Brazil [Member] | Cia. Securitizadora de Creditos Financeiros Rubi [Member]
Statement Line Items [Line Items]
Subsidiarie		Cia. Securitizadora de Creditos Financeiros Rubi	Cia. Securitizadora de Creditos Financeiros Rubi
Activity		Credit acquisition	Credit acquisition
Shareholding interest (%)		100.00%	100.00%
Other Activities - Brazil [Member] | Columbus Holdings S.A. [Member]
Statement Line Items [Line Items]
Subsidiarie		Columbus Holdings S.A.	Columbus Holdings S.A.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Other Activities - Brazil [Member] | Nova Paiol Participacoes Ltda. [Member]
Statement Line Items [Line Items]
Subsidiarie		Nova Paiol Participacoes Ltda.	Nova Paiol Participacoes Ltda.
Activity		Holding	Holding
Shareholding interest (%)		100.00%	100.00%
Other Activities - Overseas [Member] | Bradesco North America LLC [Member]
Statement Line Items [Line Items]
Subsidiarie	[2]	Bradesco North America LLC	Bradesco North America LLC
Activity	[2]	Services	Services
Shareholding interest (%)	[2]	100.00%	100.00%
Investment Funds [Member] | Bradesco FI RF Master II Previdencia [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FI RF Master II Previdencia	Bradesco FI RF Master II Previdencia
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco FI RF Master III Previdencia [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FI RF Master III Previdencia	Bradesco FI RF Master III Previdencia
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco FI Referenciado DI Master [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FI Referenciado DI Master	Bradesco FI Referenciado DI Master
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco FIC FI RF Athenas PGBL/VGBL [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FIC FI RF Athenas PGBL/VGBL	Bradesco FIC FI RF Athenas PGBL/VGBL
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco FIC FI RF VGBL - F10 [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FIC FI RF VGBL - F10	Bradesco FIC FI RF VGBL - F10
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco FI RF Master Previdencia [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FI RF Master Previdencia	Bradesco FI RF Master Previdencia
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco FI RF Referenciado DI Uniao [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FI RF Referenciado DI Uniao	Bradesco FI RF Referenciado DI Uniao
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	99.99%	99.99%
Investment Funds [Member] | Bradesco FI RF Master Previdencia [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FI RF Master Previdencia	Bradesco FI RF Master Previdencia
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco Private FIC de FI RF PGBL/VGBL Ativo-F 08 C [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco Private FIC de FI RF PGBL/VGBL Ativo-F 08 C	Bradesco Private FIC de FI RF PGBL/VGBL Ativo-F 08 C
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%
Investment Funds [Member] | Bradesco FIC de FI RF Creta [Member]
Statement Line Items [Line Items]
Subsidiarie	[7]	Bradesco FIC de FI RF Creta	Bradesco FIC de FI RF Creta
Activity	[7]	Investment Fund	Investment Fund
Shareholding interest (%)	[7]	100.00%	100.00%

[1]	Acquisition of minority interest in January 2020;
[2]	The functional currency of these companies abroad is the Real;
[3]	The special purpose entity International Diversified Payment Rights Company is being consolidated. The company is part of a structure set up for the securitization of the future flow of payment orders received overseas;
[4]	The functional currency of this company is the Mexican Peso;
[5]	Company acquired on October 30, 2020, and its functional currency is the US dollar;
[6]	Accounting information used with date lag of up to 60 days;
[7]	The investment funds in which Bradesco assumes or substantially retains the risks and benefits were consolidated;